UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00116

The Investment Company of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

ICA  The Investment Company of America

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Semi-annual report for the six months ended June 30, 2009

ICASM seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.
The Investment Company of America® is one of the 30 American Funds. American Funds is one of the nation’s largest mutual fund families. For nearly 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2009:

	1 year	5 years	10 years
Class A shares
Reflecting 5.75% maximum sales charge	–26.62%	–1.71%	0.40%

The total annual fund operating expense ratio was 0.64% for Class A shares for the 12 months ended June 30, 2009. Please note that the expense ratio shown above differs from those shown in the Financial Highlights table on pages 24 to 29 and the Expense Example on pages 30 and 31, which are annualized for the six-month period ended June 30, 2009.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 24 to 29 for details.

The fund’s 30-day yield for Class A shares as of July 31, 2009, reflecting the 5.75% maximum sales charge and calculated in accordance with the Securities and Exchange Commission formula, was 2.18%.

Results for other share classes can be found on page 35.

Equity investments are subject to market fluctuations. Investments outside the United States may be subject to additional risks such as currency fluctuations, political instability, differing securities regulations and periods of illiquidity. Global diversification can help reduce these risks. See the prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow shareholders:

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Amid another six months of historic market volatility, The Investment Company of America recorded a total return of 5.6% for the period ended June 30, 2009, with dividends reinvested. This compares favorably with the 3.2% return for the period by the unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market. But the way to that return was not straightforward. From already-distressed levels at the outset of the year, equity markets slid sharply to new lows in March, then recovered just as sharply over the ensuing three months as the U.S. banking system stabilized and some fears receded.

ICA has surpassed the S&P 500 over longer periods of time as well. Over the past 10 years, for example, which proved to be an extraordinarily difficult investment environment, the S&P 500 cumulatively lost 20.1% of its value while ICA gained 10.4%.

Volatile markets
Early in 2009, the market was anticipating dire conditions for the economy and for company earnings, a sentiment that forced down stock prices. Later, those scenarios did not prove quite as calamitous as feared, which reversed expectations and acted to lift stock prices after the low in early March. It is important to remember that the market factors in future expectations, so it can improve even when the economy does not yet show signs of better health and vice versa. As expectations for a recovery remain mixed and the economy remains vulnerable, the market might continue to go up and down sharply in the near term.

[Begin Sidebar]
Results at a glance
For the six months ended June 30, 2009, with dividends reinvested

	ICA (Class A shares)	Standard & Poor’s 500 Composite Index*	Lipper Growth & Income Funds Index†

Income return	1.44%	1.27%	n/a
Capital return	4.20%	1.92%	n/a
Total return	5.64%	3.19%	5.34%

*The S&P 500 is unmanaged and its results do not reflect the effect of sales charges, commissions or expenses.
† Lipper index does not reflect the effect of sales charges.
[End Sidebar]

The U.S. economy remained in recession during the period. In the first quarter, on the way down, the weak economy was influenced by active reductions in inventories throughout the supply chains of businesses. Later, in the second quarter, there were indications pointing to a moderation of this sharp contraction. These improvements could stem in part from the beginning effects of the potentially $1-trillion government stimulus efforts. The hope is that eventually businesses and consumers will work through their depleted inventories and restock.

Unemployment rose to 9.5% — a 26-year high — from 7.6% in January, but the pace moderated slightly in June. Housing starts remained weak, although home sales data started to look more promising, a possible effect of the tax rebate for first-time homebuyers as part of the stimulus package. The financial markets appeared to be calming, with the credit markets slowly thawing.

The Federal Reserve left the federal funds rate unchanged during the period, after lowering it seven times between January and December 2008 — from 4.25% to a range of zero to 0.25% in December 2008. The Fed has pledged to keep interest rates exceptionally low for “an extended period,” in an effort to instill calm and stability. The Fed is also seeking to encourage spending by businesses and consumers and to foster more liquidity in the system.

Portfolio review
Information technology remained the portfolio’s largest sector, making up 19.0% of the fund, up from 16.6% six months ago, and this category as a whole was strong. The fund’s largest holding, software maker Microsoft, was up 22.3%, and enterprise software company Oracle, the fourth-largest holding, was up 20.8%. As thrifty consumers flocked to discounters, retailer Target (ninth-largest holding) gained 14.3% and Walgreens was up 19.2%.

Other of the fund’s top holdings did not fare quite as well. The beverages and tobacco industry was largely flat: second-largest holding tobacco giant Philip Morris International was up 0.3% and soft drink maker PepsiCo, the 10th-largest holding, was up 0.4%. Telecom was weak in the period: third-largest holding AT&T fell 12.8% and Verizon Communications, the eighth-largest holding, was down 9.4%. (See pages 4 to 9 for more detailed information about ICA’s holdings.)

ICA invests primarily in equities but can also invest in convertible issues and bonds. Portfolio managers took advantage of opportunities in fixed income during the period, raising that portion of the fund invested in bonds and notes to 3.06%, from 0.03% six months ago.

Looking ahead
We remain in a period of extremes, and we expect to see continued volatility. We are cautious in our approach, keeping in mind the fragility of the economy and the several scenarios — with varying levels of optimism — that could play out in the U.S. and world. We recognize the risks that exist, but with volatility also comes opportunity. It is our strength to thoroughly analyze companies and use this research as well as our long-term perspective to make the best possible judgments for the shareholders of The Investment Company of America.

We appreciate your continued trust in us and your commitment to long-term investing, particularly during these times of heightened market turbulence and uncertainty.

Sincerely,

/s/ R. Michael Shanahan

R. Michael Shanahan
Vice Chairman

/s/ James B. Lovelace

James B. Lovelace
President

August 6, 2009

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, June 30, 2009
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification (percent of net assets)

Information technology	18.99%
Consumer staples	11.17
Industrials	9.98
Health care	9.77
Energy	8.82
Other industries	26.87
Convertible securities	0.72
Bonds & notes	3.06
Short-term securities & other assets less liabilities	10.62
[end pie chart]

		Value	Percent of
Common stocks - 85.39%	Shares	(000)	net assets

Energy - 8.82%
Baker Hughes Inc.	10,425,000	$379,887	.71%
Chevron Corp.	6,332,278	419,513	.78
ConocoPhillips	16,819,140	707,413	1.32
Royal Dutch Shell PLC, Class A (ADR)	16,470,000	826,629
Royal Dutch Shell PLC, Class B (1)	2,533,265	63,925
Royal Dutch Shell PLC, Class B (ADR)	2,925,498	148,791	1.94
Schlumberger Ltd.	18,174,999	983,449	1.84
Other securities		1,190,337	2.23
		4,719,944	8.82

Materials - 1.99%
Other securities		1,066,612	1.99

Industrials - 9.98%
Boeing Co.	17,271,200	734,026	1.37
Burlington Northern Santa Fe Corp.	4,778,600	351,418	.66
General Dynamics Corp.	8,395,800	465,043	.87
General Electric Co.	38,145,000	447,059	.84
Lockheed Martin Corp.	4,345,000	350,424	.65
United Technologies Corp.	10,040,000	521,679	.97
Other securities		2,469,475	4.62
		5,339,124	9.98

Consumer discretionary - 7.85%
Lowe's Companies, Inc.	20,731,000	402,389	.75
Target Corp.	21,173,300	835,710	1.56
Time Warner Inc.	20,926,933	527,149	.99
Toyota Motor Corp. (1)	11,725,000	443,232	.83
Other securities		1,991,729	3.72
		4,200,209	7.85

Consumer staples - 11.17%
Altria Group, Inc.	23,795,000	390,000	.73
Avon Products, Inc.	13,852,000	357,105	.67
Kraft Foods Inc., Class A	13,644,168	345,743	.65
Molson Coors Brewing Co., Class B	8,250,000	349,223	.65
PepsiCo, Inc.	13,765,000	756,524	1.41
Philip Morris International Inc.	38,665,000	1,686,567	3.15
Procter & Gamble Co.	6,980,146	356,686	.67
Walgreen Co.	11,401,100	335,192	.63
Other securities		1,401,029	2.61
		5,978,069	11.17

Health care - 9.77%
Abbott Laboratories	9,310,000	437,942	.82
Medtronic, Inc.	14,987,500	522,914	.98
Merck & Co., Inc.	35,600,000	995,376	1.86
Pfizer Inc	26,945,000	404,175	.75
Roche Holding AG (1)	4,702,500	640,093	1.20
Schering-Plough Corp.	13,086,300	328,728	.61
Other securities		1,898,775	3.55
		5,228,003	9.77

Financials - 4.35%
Banco Santander, SA (1)	49,455,000	596,630
Banco Santander, SA (ADR)	3,300,000	39,930	1.19
Bank of America Corp.	32,799,382	432,952	.81
Other securities		1,257,519	2.35
		2,327,031	4.35

Information technology - 18.99%
Cisco Systems, Inc. (2)	21,220,400	395,548	.74
Google Inc., Class A (2)	1,316,480	555,015	1.04
Hewlett-Packard Co.	18,900,000	730,485	1.36
Intel Corp.	38,265,000	633,286	1.18
International Business Machines Corp.	5,535,000	577,965	1.08
Microsoft Corp.	82,348,100	1,957,414	3.66
Nokia Corp. (1)	18,000,000	262,602
Nokia Corp. (ADR)	5,652,400	82,412	.64
Oracle Corp.	64,695,100	1,385,769	2.59
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	286,216,974	476,026	.89
Texas Instruments Inc.	24,065,000	512,584	.96
Yahoo! Inc. (2)	35,732,100	559,565	1.05
Other securities		2,030,996	3.80
		10,159,667	18.99

Telecommunication services - 6.04%
AT&T Inc.	66,695,900	1,656,726	3.09
Verizon Communications Inc.	29,770,400	914,844	1.71
Other securities		661,451	1.24
		3,233,021	6.04

Utilities - 4.13%
Dominion Resources, Inc.	12,263,824	409,857	.77
Exelon Corp.	13,360,600	684,196	1.28
Other securities		1,113,842	2.08
		2,207,895	4.13

Miscellaneous - 2.30%
Other common stocks in initial period of acquisition		1,235,105	2.30

Total common stocks (cost: $46,698,990,000)		45,694,680	85.39

Preferred stocks - 0.20%

Financials - 0.20%
Other securities		106,571	.20

Miscellaneous - 0.00%
Other preferred stocks in initial period of acquisition		152	.00

Total preferred stocks (cost: $97,154,000)		106,723	.20

Rights & warrants - 0.01%

Miscellaneous - 0.01%
Other rights & warrants in initial period of acquisition		6,026	.01

Total rights & warrants (cost: $19,505,000)		6,026	.01

Convertible securities - 0.72%

Other - 0.65%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	820	820	.00
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred	1,218,000	1,084	.00
Other securities		349,112	.65
		351,016	.65

Miscellaneous - 0.07%
Other convertible securities in initial period of acquisition		31,699	.07

Total convertible securities (cost: $861,494,000)		382,715	.72

	Principal amount
Bonds & notes - 3.06%	(000)

Consumer discretionary - 0.38%
Time Warner Inc. 5.875% 2016	$20,000	19,739	.04
Other securities		181,723	.34
		201,462	.38

Health care - 0.31%
Pfizer Inc. 6.20% 2019	20,000	21,913	.04
Roche Holdings Inc. 5.00%-6.00% 2014-2019 (3)	30,000	31,925	.06
Other securities		114,721	.21
		168,559	.31

Telecommunication services - 0.16%
AT&T Inc. 4.85%-5.50% 2014-2018	30,000	30,577	.06
Verizon Communications Inc. 5.55% 2014 (3)	20,000	21,254	.04
Other securities		35,388	.06
		87,219	.16

Mortgage-backed obligations (4) - 0.88%
Fannie Mae 4.00%-7.00% 2023-2038	303,712	315,699	.59
Freddie Mac 5.00%-5.50% 2038	153,172	157,653	.29
		473,352	.88

Bonds & notes of U.S. government & government agencies - 0.27%
Fannie Mae 2.50% 2014	25,000	24,538	.05
Federal Home Loan Bank 3.625% 2013	50,000	51,746	.10
Freddie Mac 1.50% 2011	5,000	5,044	.01
U.S. Treasury 0.875%-4.625% 2011-2017	60,000	61,060	.11
		142,388	.27

Other - 1.06%
Other securities		566,771	1.06

Total bonds & notes (cost: $1,563,346,000)		1,639,751	3.06

Short-term securities - 10.69%

Fannie Mae 0.15%-0.40% due 7/1-12/29/2009	885,200	884,700	1.65
Federal Home Loan Bank 0.16%-0.925% due 7/1/2009-6/8/2010 (5)	1,211,412	1,210,774	2.26
Freddie Mac 0.17%-0.75% due 7/6-12/7/2009	1,593,798	1,592,523	2.98
Medtronic Inc. 0.19% due 7/22/2009 (3)	20,700	20,698	.04
Pfizer Inc 0.20%-0.34% due 7/8-12/28/2009 (3)	256,400	256,256	.48
U.S. Treasury Bills 0.133%-0.532% due 7/2/2009-5/6/2010	1,207,770	1,207,165	2.26
Other securities		546,510	1.02

Total short-term securities (cost: $5,718,744,000)		5,718,626	10.69

Total investment securities (cost: $54,959,233,000)		53,548,521	100.07
Other assets less liabilities		(35,681)	(0.07)

Net assets		$53,512,840	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $2,474,000, which represented less than .01% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio.  Further details on these holdings and related transactions during the six months ended June 30, 2009, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/09 (000)
Limited Brands, Inc.	20,309,759	625,184	-	20,934,943	$6,280	$250,591
United States Steel Corp. (6)	3,060,000	4,842,000	970,408	6,931,592	1,313	-
Textron Inc. (6)	12,430,000	2,325,000	1,733,684	13,021,316	488	-
					$8,081	$250,591

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $5,351,279,000, which represented 10.00% of the net assets of the fund. This amount includes $5,134,679,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(2) Security did not produce income during the last 12 months.
(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $763,916,000, which represented 1.43% of the net assets of the fund.

(4) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(5) Coupon rate may change periodically.
(6) Unaffiliated issuer at 6/30/2009.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at June 30, 2009	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $54,727,926)	$53,297,930
Affiliated issuer (cost: $231,307)	250,591	$53,548,521
Cash denominated in currencies other than U.S. dollars
(cost: $15,015)		15,015
Cash		151
Receivables for:
Sales of investments	107,112
Sales of fund's shares	34,174
Dividends and interest	119,369	260,655
		53,824,342
Liabilities:
Payables for:
Purchases of investments	212,067
Repurchases of fund's shares	62,351
Investment advisory services	10,852
Services provided by affiliates	20,726
Directors' and advisory board's deferred compensation	5,006
Other	500	311,502
Net assets at June 30, 2009		$53,512,840

Net assets consist of:
Capital paid in on shares of capital stock		$58,129,231
Undistributed net investment income		186,204
Accumulated net realized loss		(3,392,602)
Net unrealized depreciation		(1,409,993)
Net assets at June 30, 2009		$53,512,840

(dollars and shares in thousands, except per-share amounts)

	Authorized shares of capital stock - $.001 par value	Net assets	Shares outstanding	Net asset value per share*

Class A	2,500,000	$43,007,521	1,973,463	$21.79
Class B	250,000	1,983,518	91,389	21.70
Class C	250,000	1,952,792	90,183	21.65
Class F-1	250,000	1,002,887	46,078	21.76
Class F-2	350,000	277,933	12,756	21.79
Class 529-A	325,000	965,917	44,376	21.77
Class 529-B	75,000	174,888	8,053	21.72
Class 529-C	150,000	268,955	12,381	21.72
Class 529-E	75,000	41,583	1,914	21.73
Class 529-F-1	75,000	17,094	786	21.75
Class R-1	75,000	52,167	2,404	21.70
Class R-2	100,000	507,299	23,362	21.71
Class R-3	150,000	633,537	29,129	21.75
Class R-4	75,000	645,030	29,647	21.76
Class R-5	150,000	1,632,421	74,930	21.79
Class R-6	150,000	349,298	16,031	21.79
Total	5,000,000	$53,512,840	2,456,882

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $23.12 and $23.10, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended June 30, 2009	(dollars in thousands)

Investment income:
Income:
Dividend (net of non-U.S.
taxes of $23,707; also includes
$8,081 from affiliates)	$763,626
Interest	55,014	$818,640

Fees and expenses*:
Investment advisory services	60,560
Distribution services	74,075
Transfer agent services	34,424
Administrative services	7,173
Reports to shareholders	2,046
Registration statement and prospectus	1,437
Directors' and advisory board's compensation	958
Auditing and legal	84
Custodian	802
State and local taxes	543
Other	2,166	184,268
Net investment income		634,372

Net realized loss and unrealized
appreciation on investments and currency:
Net realized (loss) gain on:
Investments (including $9,993 net gain from affiliates)	(1,766,328)
Currency transactions	1,592	(1,764,736)
Net unrealized appreciation on:
Investments	3,690,048
Currency translations	517	3,690,565
Net realized loss and unrealized appreciation
on investments and currency		1,925,829
Net increase in net assets resulting
from operations		$2,560,201

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months	Year ended
	ended June 30, 2009*	December 31, 2008
Operations:
Net investment income	$634,372	$1,588,685
Net realized loss on investments and currency transactions	(1,764,736)	(1,625,009)
Net unrealized appreciation (depreciation) on investments and currency translations	3,690,565	(29,848,883)
Net increase (decrease) in net assets resulting from operations	2,560,201	(29,885,207)

Dividends paid to shareholders from net investment income	(719,177)	(1,723,752)

Net capital share transactions	(1,443,910)	(4,477,943)

Total increase (decrease) in net assets	397,114	(36,086,902)

Net assets:
Beginning of period	53,115,726	89,202,628
End of period (including undistributed
net investment income: $186,204 and $271,009, respectively)	$53,512,840	$53,115,726

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                 unaudited

1. Organization and significant accounting policies

Organization – The Investment Company of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income, placing greater emphasis on future dividends than on current income.

The fund has 16 share classes consisting of five retail share classes, five 529 college savings plan share classes and six retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The six retirement plan share classes (R-1, R-2, R-3, R-4, R-5 and R-6) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Effective April 21, 2009, Class B and 529-B shares of the fund are no longer available for purchase.

On May 1, 2009, the fund made an additional retirement plan share class (Class R-6) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). Refer to the fund’s retirement plan prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Net asset value – The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall  market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Investments in securities issued by entities based outside the U.S. may be subject to the risks described above to a greater extent and may also be affected by currency fluctuation and controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Investments in securities issued by entities domiciled in the U.S. may also be subject to many of these risks.

3. Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for tax years before 2004.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

(dollars in thousands)
Undistributed ordinary income	$289,123
Post-October currency loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*	(737)
Capital loss carryforward expiring 2016†	(657,170)
Post-October capital loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*	(687,649)

*These deferrals are considered incurred in the subsequent year.
†The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of June 30, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$8,216,489
Gross unrealized depreciation on investment securities	(9,640,977)
Net unrealized depreciation on investment securities	(1,424,488)
Cost of investment securities	54,973,009

Ordinary income distributions paid to shareholders from net investment income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2009	Year ended December 31, 2008

Class A	$595,270	$1,457,129
Class B	21,516	53,327
Class C	20,208	45,028
Class F-1	14,031	33,642
Class F-2*	1,657	803
Class 529-A	12,736	27,448
Class 529-B	1,722	3,525
Class 529-C	2,609	5,170
Class 529-E	494	1,033
Class 529-F-1	232	469
Class R-1	516	992
Class R-2	4,781	9,472
Class R-3	7,542	17,275
Class R-4	5,596	9,247
Class R-5	28,063	59,192
Class R-6†	2,204	-
Total	$719,177	$1,723,752

*Class F-2 was offered beginning August 1, 2008.
†Class R-6 was offered beginning May 1, 2009.

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.390% on the first $1 billion of month-end net assets and decreasing to 0.219% on such assets in excess of $89 billion. For the six months ended June 30, 2009, the investment advisory services fee was $60,560,000, which was equivalent to an annualized rate of 0.244% of average month-end net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2009, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5 and 0.05% for Class R-6) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended June 30, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$47,364	$32,832	Not applicable	Not applicable	Not applicable
Class B	9,712	1,592	Not applicable	Not applicable	Not applicable
Class C	9,091	Included in administrative services	$1,366	$243	Not applicable
Class F-1	1,134		705	68	Not applicable
Class F-2	Not applicable		77	5	Not applicable
Class 529-A	931		558	87	$434
Class 529-B	803		103	31	81
Class 529-C	1,197		155	41	121
Class 529-E	93		24	4	19
Class 529-F-1	-		9	1	7
Class R-1	225		30	11	Not applicable
Class R-2	1,699		337	882	Not applicable
Class R-3	1,397		411	214	Not applicable
Class R-4	429		252	11	Not applicable
Class R-5	Not applicable		855	4	Not applicable
Class R-6*	Not applicable		27	-†	Not applicable
Total	$74,075	$34,424	$4,909	$1,602	$662
* Class R-6 was offered beginning May 1, 2009.
† Amount less than one thousand.

Directors’ and advisory board’s deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors and advisory board members who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ and advisory board’s compensation of $958,000, shown on the accompanying financial statements, includes $683,000 in current fees (either paid in cash or deferred) and a net increase of $275,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Warrants

As of June 30, 2009, the fund had warrants outstanding which may be exercised at any time for the purchase of 819,437 Class A shares at approximately $5.24 per share. If these warrants had been exercised as of June 30, 2009, the net asset value of Class A shares would have been reduced by $0.01 per share.

6. Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2009 (dollars in thousands):

	Level 1	Level 2		Level 3	Total
Investment securities:
Common stocks:
Energy	$4,119,147	$600,797	*	$-	$4,719,944
Materials	1,021,520	45,092	*	-	1,066,612
Industrials	5,204,334	134,790	*	-	5,339,124
Consumer discretionary	3,624,776	575,433	*	-	4,200,209
Consumer staples	5,978,069	-		-	5,978,069
Health care	4,298,763	929,240	*	-	5,228,003
Financials	1,547,752	778,575	*	704	2,327,031
Information technology	9,049,174	1,110,493	*	-	10,159,667
Telecommunication services	2,957,396	275,625	*	-	3,233,021
Utilities	1,781,858	426,037	*	-	2,207,895
Miscellaneous	982,534	252,571	*	-	1,235,105
Preferred stocks	152	106,571		-	106,723
Rights & warrants	-	6,026	*	-	6,026
Convertible securities	96,348	286,367		-	382,715
Bonds & notes	-	1,639,751		-	1,639,751
Short-term securities	-	5,718,626		-	5,718,626
Total	$40,661,823	$12,885,994		$704	$53,548,521

(*) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $5,134,679,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the six months ended June 30, 2009 (dollars in thousands):
	Beginning value at 1/1/2009	Net purchases and sales	Net unrealized appreciation (†)	Net transfers out of Level 3	Ending value at 6/30/2009
Investment securities	$451	$127,013	47,384	$(174,144)	$704

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands) (†):					$704

(†) Net unrealized appreciation is included in the related amounts on investments in the statement of operations.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(1)		Reinvestments of dividends		Repurchases(1)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2009
Class A	$1,879,264	93,482	$555,771	29,748	$(4,152,699)	(213,014)	$(1,717,664)	(89,784)
Class B	47,557	2,434	20,796	1,132	(337,493)	(17,173)	(269,140)	(13,607)
Class C	119,643	5,973	19,159	1,041	(224,472)	(11,628)	(85,670)	(4,614)
Class F-1	150,074	7,491	12,418	666	(201,707)	(10,257)	(39,215)	(2,100)
Class F-2	212,576	9,905	1,387	74	(23,868)	(1,190)	190,095	8,789
Class 529-A	67,811	3,380	12,720	681	(50,237)	(2,581)	30,294	1,480
Class 529-B	5,488	282	1,721	93	(7,989)	(408)	(780)	(33)
Class 529-C	22,981	1,148	2,605	142	(16,410)	(842)	9,176	448
Class 529-E	3,369	169	493	27	(2,328)	(118)	1,534	78
Class 529-F-1	2,969	149	235	12	(1,494)	(74)	1,710	87
Class R-1	9,615	480	515	28	(4,778)	(245)	5,352	263
Class R-2	79,839	4,013	4,776	259	(65,002)	(3,302)	19,613	970
Class R-3	107,036	5,339	7,533	404	(73,632)	(3,754)	40,937	1,989
Class R-4	380,290	17,577	5,591	291	(54,222)	(2,760)	331,659	15,108
Class R-5	305,784	14,737	27,797	1,499	(628,758)	(30,133)	(295,177)	(13,897)
Class R-6[2]	331,340	15,939	2,204	100	(178)	(8)	333,366	16,031
Total net increase
(decrease)	$3,725,636	182,498	$675,721	36,197	$(5,845,267)	(297,487)	$(1,443,910)	(78,792)

Year ended December 31, 2008
Class A	$4,959,770	190,181	$1,361,338	51,340	$(10,650,133)	(408,280)	$(4,329,025)	(166,759)
Class B	174,733	6,561	51,473	1,956	(792,349)	(29,644)	(566,143)	(21,127)
Class C	365,037	14,160	42,819	1,639	(654,285)	(25,145)	(246,429)	(9,346)
Class F-1	520,534	19,727	29,884	1,129	(565,214)	(22,575)	(14,796)	(1,719)
Class F-2[3]	99,882	4,697	696	33	(15,463)	(763)	85,115	3,967
Class 529-A	176,758	6,469	27,443	1,044	(119,106)	(4,460)	85,095	3,053
Class 529-B	20,173	737	3,525	136	(19,589)	(738)	4,109	135
Class 529-C	53,477	1,956	5,168	199	(42,855)	(1,611)	15,790	544
Class 529-E	8,178	302	1,033	39	(5,341)	(201)	3,870	140
Class 529-F-1	5,392	193	469	18	(2,199)	(84)	3,662	127
Class R-1	26,927	971	990	38	(18,795)	(732)	9,122	277
Class R-2	186,202	6,843	9,469	364	(162,465)	(5,943)	33,206	1,264
Class R-3	268,308	9,711	17,262	649	(403,488)	(14,597)	(117,918)	(4,237)
Class R-4	181,143	6,600	9,244	353	(139,977)	(5,160)	50,410	1,793
Class R-5	737,339	27,269	58,764	2,249	(290,114)	(10,712)	505,989	18,806
Total net increase
(decrease)	$7,783,853	296,377	$1,619,577	61,186	$(13,881,373)	(530,645)	$(4,477,943)	(173,082)

[1]Includes exchanges between share classes of the fund.
[2]Class R-6 was offered beginning May 1, 2009.
[3]Class F-2 was offered beginning August 1, 2008.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $7,229,636,000 and $6,443,495,000, respectively, during the six months ended June 30, 2009.

9. Subsequent events

As of August 6, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred that would have materially impacted the financial statements as presented.

Financial highlights(1)

			Income (loss) from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(3)(4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(4)		Ratio of net income to average net assets(4)

Class A:	Six months ended 6/30/2009(5)	$20.96	$.26	$.87	$1.13	$(.30)	$-	$(.30)	$21.79	5.64%	$43,008	.68	%(6)	.68	%(6)	2.63	%(6)
	Year ended 12/31/2008	32.95	.63	(11.94)	(11.31)	(.68)	-	(.68)	20.96	(34.74)	43,244	.59		.57		2.25
	Year ended 12/31/2007	33.51	.72	1.24	1.96	(.66)	(1.86)	(2.52)	32.95	5.94	73,480	.56		.54		2.05
	Year ended 12/31/2006	31.36	.72	4.23	4.95	(.74)	(2.06)	(2.80)	33.51	15.94	74,181	.57		.54		2.16
	Year ended 12/31/2005	30.75	.64	1.46	2.10	(.68)	(.81)	(1.49)	31.36	6.87	66,959	.57		.55		2.06
	Year ended 12/31/2004	28.84	.60	2.19	2.79	(.52)	(.36)	(.88)	30.75	9.78	64,880	.57		.57		2.06

Class B:	Six months ended 6/30/2009(5)	20.87	.19	.86	1.05	(.22)	-	(.22)	21.70	5.23	1,983	.1.44	(6)	1.44	(6)	1.87	(6)
	Year ended 12/31/2008	32.81	.41	(11.89)	(11.48)	(.46)	-	(.46)	20.87	(35.25)	2,191	1.36		1.34		1.48
	Year ended 12/31/2007	33.37	.45	1.24	1.69	(.39)	(1.86)	(2.25)	32.81	5.15	4,138	1.33		1.31		1.28
	Year ended 12/31/2006	31.24	.46	4.21	4.67	(.48)	(2.06)	(2.54)	33.37	15.04	4,222	1.34		1.32		1.38
	Year ended 12/31/2005	30.64	.39	1.46	1.85	(.44)	(.81)	(1.25)	31.24	6.04	3,853	1.35		1.33		1.28
	Year ended 12/31/2004	28.74	.38	2.17	2.55	(.29)	(.36)	(.65)	30.64	8.94	3,683	1.36		1.35		1.29

Class C:	Six months ended 6/30/2009(5)	20.82	.18	.87	1.05	(.22)	-	(.22)	21.65	5.25	1,953	1.45	(6)	1.45	(6)	1.85	(6)
	Year ended 12/31/2008	32.74	.40	(11.86)	(11.46)	(.46)	-	(.46)	20.82	(35.29)	1,974	1.41		1.38		1.44
	Year ended 12/31/2007	33.31	.43	1.23	1.66	(.37)	(1.86)	(2.23)	32.74	5.08	3,409	1.38		1.36		1.23
	Year ended 12/31/2006	31.18	.44	4.21	4.65	(.46)	(2.06)	(2.52)	33.31	15.00	3,350	1.41		1.38		1.32
	Year ended 12/31/2005	30.59	.37	1.45	1.82	(.42)	(.81)	(1.23)	31.18	5.96	2,929	1.42		1.40		1.21
	Year ended 12/31/2004	28.70	.36	2.16	2.52	(.27)	(.36)	(.63)	30.59	8.85	2,691	1.43		1.43		1.22

Class F-1:	Six months ended 6/30/2009(5)	20.93	.26	.87	1.13	(.30)	-	(.30)	21.76	5.65	1,003	.67	(6)	.67	(6)	2.63	(6)
	Year ended 12/31/2008	32.91	.62	(11.93)	(11.31)	(.67)	-	(.67)	20.93	(34.77)	1,009	.62		.60		2.23
	Year ended 12/31/2007	33.48	.70	1.24	1.94	(.65)	(1.86)	(2.51)	32.91	5.87	1,642	.60		.58		2.01
	Year ended 12/31/2006	31.32	.71	4.24	4.95	(.73)	(2.06)	(2.79)	33.48	15.95	1,673	.60		.58		2.12
	Year ended 12/31/2005	30.72	.62	1.45	2.07	(.66)	(.81)	(1.47)	31.32	6.77	1,336	.64		.62		1.99
	Year ended 12/31/2004	28.81	.58	2.18	2.76	(.49)	(.36)	(.85)	30.72	9.69	1,209	.67		.67		1.99

Class F-2:	Six months ended 6/30/2009(5)	20.96	.28	.88	1.16	(.33)	-	(.33)	21.79	5.79	278	.42	(6)	.42	(6)	2.77	(6)
	Period from 8/1/2008 to 12/31/2008	28.53	.26	(7.47)	(7.21)	(.36)	-	(.36)	20.96	(25.39)	83	.17		.16		1.24

Class 529-A:	Six months ended 6/30/2009(5)	20.93	.26	.87	1.13	(.29)	-	(.29)	21.77	5.66	966	.74	(6)	.74	(6)	2.57	(6)
	Year ended 12/31/2008	32.91	.60	(11.92)	(11.32)	(.66)	-	(.66)	20.93	(34.79)	898	.67		.65		2.19
	Year ended 12/31/2007	33.48	.68	1.24	1.92	(.63)	(1.86)	(2.49)	32.91	5.83	1,311	.65		.63		1.95
	Year ended 12/31/2006	31.33	.69	4.24	4.93	(.72)	(2.06)	(2.78)	33.48	15.87	1,118	.64		.62		2.08
	Year ended 12/31/2005	30.73	.61	1.45	2.06	(.65)	(.81)	(1.46)	31.33	6.74	835	.67		.65		1.96
	Year ended 12/31/2004	28.82	.59	2.17	2.76	(.49)	(.36)	(.85)	30.73	9.68	625	.68		.68		2.00

Class 529-B:	Six months ended 6/30/2009(5)	20.89	.18	.86	1.04	(.21)	-	(.21)	21.72	5.19	175	1.54	(6)	1.54	(6)	1.76	(6)
	Year ended 12/31/2008	32.83	.38	(11.88)	(11.50)	(.44)	-	(.44)	20.89	(35.29)	169	1.47		1.45		1.38
	Year ended 12/31/2007	33.40	.40	1.24	1.64	(.35)	(1.86)	(2.21)	32.83	4.99	261	1.46		1.43		1.15
	Year ended 12/31/2006	31.27	.42	4.21	4.63	(.44)	(2.06)	(2.50)	33.40	14.90	238	1.47		1.45		1.25
	Year ended 12/31/2005	30.67	.35	1.45	1.80	(.39)	(.81)	(1.20)	31.27	5.87	191	1.51		1.49		1.12
	Year ended 12/31/2004	28.78	.33	2.16	2.49	(.24)	(.36)	(.60)	30.67	8.69	155	1.56		1.55		1.12

Class 529-C:	Six months ended 6/30/2009(5)	20.89	.18	.87	1.05	(.22)	-	(.22)	21.72	5.20	269	1.53	(6)	1.53	(6)	1.77	(6)
	Year ended 12/31/2008	32.84	.38	(11.89)	(11.51)	(.44)	-	(.44)	20.89	(35.31)	249	1.46		1.44		1.39
	Year ended 12/31/2007	33.41	.40	1.24	1.64	(.35)	(1.86)	(2.21)	32.84	4.99	374	1.45		1.43		1.15
	Year ended 12/31/2006	31.27	.42	4.23	4.65	(.45)	(2.06)	(2.51)	33.41	14.94	325	1.46		1.44		1.26
	Year ended 12/31/2005	30.68	.35	1.45	1.80	(.40)	(.81)	(1.21)	31.27	5.85	247	1.50		1.48		1.13
	Year ended 12/31/2004	28.78	.33	2.17	2.50	(.24)	(.36)	(.60)	30.68	8.74	188	1.55		1.54		1.13

Class 529-E:	Six months ended 6/30/2009(5)	$20.89	$.23	$.87	$1.10	$(.26)	$-	$(.26)	$21.73	5.51%	$42	1.03	%(6)	1.03	%(6)	2.28	%(6)
	Year ended 12/31/2008	32.85	.52	(11.90)	(11.38)	(.58)	-	(.58)	20.89	(34.98)	38	.96		.94		1.90
	Year ended 12/31/2007	33.42	.58	1.24	1.82	(.53)	(1.86)	(2.39)	32.85	5.52	56	.95		.92		1.66
	Year ended 12/31/2006	31.28	.59	4.23	4.82	(.62)	(2.06)	(2.68)	33.42	15.52	48	.95		.92		1.78
	Year ended 12/31/2005	30.68	.51	1.45	1.96	(.55)	(.81)	(1.36)	31.28	6.42	36	.99		.96		1.65
	Year ended 12/31/2004	28.78	.48	2.17	2.65	(.39)	(.36)	(.75)	30.68	9.29	27	1.03		1.02		1.65

Class 529-F-1:	Six months ended 6/30/2009(5)	20.92	.28	.86	1.14	(.31)	-	(.31)	21.75	5.72	17	.53	(6)	.53	(6)	2.78	(6)
	Year ended 12/31/2008	32.90	.66	(11.92)	(11.26)	(.72)	-	(.72)	20.92	(34.66)	15	.46		.44		2.40
	Year ended 12/31/2007	33.47	.75	1.24	1.99	(.70)	(1.86)	(2.56)	32.90	6.05	19	.45		.42		2.15
	Year ended 12/31/2006	31.32	.76	4.23	4.99	(.78)	(2.06)	(2.84)	33.47	16.10	13	.45		.42		2.27
	Year ended 12/31/2005	30.71	.64	1.46	2.10	(.68)	(.81)	(1.49)	31.32	6.87	8	.56		.54		2.07
	Year ended 12/31/2004	28.81	.56	2.16	2.72	(.46)	(.36)	(.82)	30.71	9.55	5	.78		.77		1.91

Class R-1:	Six months ended 6/30/2009(5)	20.87	.19	.87	1.06	(.23)	-	(.23)	21.70	5.26	52	1.44	(6)	1.44	(6)	1.87	(6)
	Year ended 12/31/2008	32.81	.40	(11.88)	(11.48)	(.46)	-	(.46)	20.87	(35.25)	45	1.39		1.36		1.48
	Year ended 12/31/2007	33.39	.42	1.23	1.65	(.37)	(1.86)	(2.23)	32.81	5.06	61	1.40		1.38		1.20
	Year ended 12/31/2006	31.25	.44	4.22	4.66	(.46)	(2.06)	(2.52)	33.39	14.96	49	1.42		1.39		1.31
	Year ended 12/31/2005	30.67	.38	1.44	1.82	(.43)	(.81)	(1.24)	31.25	5.93	29	1.42		1.40		1.22
	Year ended 12/31/2004	28.77	.36	2.17	2.53	(.27)	(.36)	(.63)	30.67	8.84	23	1.47		1.46		1.21

Class R-2:	Six months ended 6/30/2009(5)	20.88	.17	.87	1.04	(.21)	-	(.21)	21.71	5.17	507	1.56	(6)	1.56	(6)	1.75	(6)
	Year ended 12/31/2008	32.83	.38	(11.89)	(11.51)	(.44)	-	(.44)	20.88	(35.33)	468	1.48		1.46		1.37
	Year ended 12/31/2007	33.40	.42	1.23	1.65	(.36)	(1.86)	(2.22)	32.83	5.04	694	1.44		1.39		1.19
	Year ended 12/31/2006	31.26	.43	4.23	4.66	(.46)	(2.06)	(2.52)	33.40	14.99	625	1.50		1.39		1.31
	Year ended 12/31/2005	30.67	.37	1.45	1.82	(.42)	(.81)	(1.23)	31.26	5.95	479	1.57		1.40		1.21
	Year ended 12/31/2004	28.77	.37	2.17	2.54	(.28)	(.36)	(.64)	30.67	8.88	361	1.63		1.42		1.27

Class R-3:	Six months ended 6/30/2009(5)	20.92	.23	.87	1.10	(.27)	-	(.27)	21.75	5.48	634	.99	(6)	.99	(6)	2.31	(6)
	Year ended 12/31/2008	32.88	.53	(11.90)	(11.37)	(.59)	-	(.59)	20.92	(34.94)	568	.92		.90		1.91
	Year ended 12/31/2007	33.45	.58	1.24	1.82	(.53)	(1.86)	(2.39)	32.88	5.52	1,032	.94		.92		1.66
	Year ended 12/31/2006	31.30	.59	4.24	4.83	(.62)	(2.06)	(2.68)	33.45	15.54	909	.94		.92		1.78
	Year ended 12/31/2005	30.71	.52	1.45	1.97	(.57)	(.81)	(1.38)	31.30	6.43	666	.95		.93		1.68
	Year ended 12/31/2004	28.80	.50	2.17	2.67	(.40)	(.36)	(.76)	30.71	9.34	493	.99		.98		1.72

Class R-4:	Six months ended 6/30/2009(5)	20.93	.26	.88	1.14	(.31)	-	(.31)	21.76	5.67	645	.67	(6)	.67	(6)	2.56	(6)
	Year ended 12/31/2008	32.90	.61	(11.91)	(11.30)	(.67)	-	(.67)	20.93	(34.78)	304	.65		.62		2.21
	Year ended 12/31/2007	33.48	.68	1.23	1.91	(.63)	(1.86)	(2.49)	32.90	5.85	419	.65		.63		1.95
	Year ended 12/31/2006	31.32	.69	4.24	4.93	(.71)	(2.06)	(2.77)	33.48	15.90	323	.65		.62		2.07
	Year ended 12/31/2005	30.72	.62	1.45	2.07	(.66)	(.81)	(1.47)	31.32	6.77	236	.65		.63		1.99
	Year ended 12/31/2004	28.82	.60	2.16	2.76	(.50)	(.36)	(.86)	30.72	9.67	119	.67		.66		2.05

Class R-5:	Six months ended 6/30/2009(5)	20.95	.29	.88	1.17	(.33)	-	(.33)	21.79	5.86	1,632	.37	(6)	.37	(6)	2.93	(6)
	Year ended 12/31/2008	32.95	.69	(11.94)	(11.25)	(.75)	-	(.75)	20.95	(34.60)	1,861	.35		.33		2.52
	Year ended 12/31/2007	33.51	.79	1.25	2.04	(.74)	(1.86)	(2.60)	32.95	6.18	2,307	.35		.33		2.25
	Year ended 12/31/2006	31.35	.79	4.24	5.03	(.81)	(2.06)	(2.87)	33.51	16.22	1,980	.35		.33		2.37
	Year ended 12/31/2005	30.75	.70	1.46	2.16	(.75)	(.81)	(1.56)	31.35	7.06	1,562	.36		.34		2.28
	Year ended 12/31/2004	28.84	.67	2.18	2.85	(.58)	(.36)	(.94)	30.75	10.02	1,408	.36		.35		2.28

Class R-6:	Period from 5/1/2009 to 6/30/2009(5)	21.24	.11	.58	.69	(.14)	-	(.14)	21.79	5.95	349	.05		.05		.53

	Six months ended June 30,	Year ended June 30
	2009(5)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	15%	31%	22%	20%	19%	19%

(1)Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2)Based on average shares outstanding.
(3)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5)Unaudited.
(6)Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009, through June 30, 2009).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2009	Ending account value 6/30/2009	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,056.36	$3.47	.68%
Class A -- assumed 5% return	1,000.00	1,021.42	3.41	.68
Class B -- actual return	1,000.00	1,052.34	7.33	1.44
Class B -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class C -- actual return	1,000.00	1,052.49	7.38	1.45
Class C -- assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class F-1 -- actual return	1,000.00	1,056.49	3.42	.67
Class F-1 -- assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 -- actual return	1,000.00	1,057.86	2.14	.42
Class F-2 -- assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 529-A -- actual return	1,000.00	1,056.59	3.77	.74
Class 529-A -- assumed 5% return	1,000.00	1,021.12	3.71	.74
Class 529-B -- actual return	1,000.00	1,051.88	7.83	1.54
Class 529-B -- assumed 5% return	1,000.00	1,017.16	7.70	1.54
Class 529-C -- actual return	1,000.00	1,051.99	7.78	1.53
Class 529-C -- assumed 5% return	1,000.00	1,017.21	7.65	1.53
Class 529-E -- actual return	1,000.00	1,055.08	5.25	1.03
Class 529-E -- assumed 5% return	1,000.00	1,019.69	5.16	1.03
Class 529-F-1 -- actual return	1,000.00	1,057.25	2.70	.53
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.17	2.66	.53
Class R-1 -- actual return	1,000.00	1,052.60	7.33	1.44
Class R-1 -- assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class R-2 -- actual return	1,000.00	1,051.72	7.94	1.56
Class R-2 -- assumed 5% return	1,000.00	1,017.06	7.80	1.56
Class R-3 -- actual return	1,000.00	1,054.79	5.04	.99
Class R-3 -- assumed 5% return	1,000.00	1,019.89	4.96	.99
Class R-4 -- actual return	1,000.00	1,056.69	3.42	.67
Class R-4 -- assumed 5% return	1,000.00	1,021.47	3.36	.67
Class R-5 -- actual return	1,000.00	1,058.58	1.89	.37
Class R-5 -- assumed 5% return	1,000.00	1,022.96	1.86	.37
Class R-6 -- actual return †	1,000.00	1,059.47	.52	.31
Class R-6 -- assumed 5% return †	1,000.00	1,023.26	1.56	.31

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

† The period for the “annualized expense ratio” and “actual return” line is based on the number of days from May 1, 2009 (the initial sale of the share class), through June 30, 2009, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 181 days.

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2010. The board approved the agreement following the recommendation of the fund’s Governance and Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year, as well as information prepared specifically in connection with their review of the agreement and were advised by their independent counsel. They considered the factors discussed below, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee considered, among other things, the impact of current market conditions on the fund and CRMC. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of pursuing long-term growth of capital and income. They compared the fund’s total returns with those of other relevant funds (including the other funds that are the basis of the Lipper index for the category in which the fund is included) and market data such as relevant market indices, in each case as available at the time of the related meetings. In addition to the information reviewed by the board and the committee, this report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee concluded that the fund’s long-term results have been satisfactory and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses remain significantly below those of most other relevant funds. The board and the committee also noted the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the advisory fees paid by institutional clients of an affiliate of CRMC with investment mandates similar to those of the fund. They noted that, although the fees paid by those clients generally were lower than those paid by the fund, the differences appropriately reflected the significant investment, operational and regulatory differences between advising mutual funds and institutional clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments and attract and retain qualified personnel. They noted information previously received regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability to the reported results of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and the impact of the termination of CRMC’s 10% advisory fee waiver effective December 31, 2008. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2009:

	1 year	5 years	Life of class
Class B shares[1]— first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only
if shares are sold within six years of purchase	–26.53%	–1.63%	0.27%
Not reflecting CDSC	–22.75	–1.31	0.27

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–23.54	–1.36	0.07
Not reflecting CDSC	–22.78	–1.36	0.07

Class F-1 shares[2] — first sold 3/15/01
Not reflecting annual asset-based fee charged
by sponsoring firm	–22.17	–0.59	0.86

Class F-2 shares[2] — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	—	—	–21.08	[3]

Class 529-A shares[4] — first sold 2/15/02
Reflecting 5.75% maximum sales charge	–26.66	–1.80	0.38
Not reflecting maximum sales charge	–22.18	–0.63	1.19

Class 529-B shares[1,4] — first sold 2/15/02
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–26.58	–1.76	0.34
Not reflecting CDSC	–22.80	–1.44	0.34

Class 529-C shares[4] — first sold 2/19/02
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–23.58	–1.43	0.55
Not reflecting CDSC	–22.82	–1.43	0.55

Class 529-E shares[2,4] — first sold 3/1/02	–22.42	–0.93	0.57

Class 529-F-1 shares[2,4] — first sold 9/16/02
Not reflecting annual asset-based fee charged
by sponsoring firm	–22.03	–0.48	3.39

[1]These shares are no longer available for purchase.
[2]These shares are sold without any initial or contingent deferred sales charge.
[3]Results are cumulative total returns; they are not annualized.
[4]Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The fund’s investment adviser waived a portion of its management fees from September 1, 2004, through December 31, 2008. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 24 to 29 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Offices

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2009, portfolio of The Investment Company of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Investment Company of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Investment Company of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2009, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For nearly 80 years, we have followed a consistent philosophy to benefit our investors. Our 30 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•	A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•	An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•	The multiple portfolio counselor system

Our unique approach to portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•	Experienced investment professionals
American Funds portfolio counselors have an average of 25 years of investment experience, providing a depth of knowledge and broad perspective that few organizations have.

•	A commitment to low management fees
The American Funds provide exceptional value for shareholders, with management fees that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•  Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•  Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
>The Investment Company of America®
Washington Mutual Investors FundSM

•  Equity-income funds
Capital Income Builder®
The Income Fund of America®

•  Balanced fund
American Balanced Fund®

•   Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•  Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond FundSM
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•  Money market fund
American Funds Money Market FundSM

•  American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-904-0809P

Litho in USA BBC/B/8087-S20701

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

The Investment Company of America®
Investment portfolio

June 30, 2009
                                                                                                                                                                unaudited

Common stocks — 85.39%	Shares	Value (000)

ENERGY — 8.82%
Baker Hughes Inc.	10,425,000	$379,887
BP PLC[1]	27,553,567	217,930
Canadian Natural Resources, Ltd.	430,000	22,634
Chevron Corp.	6,332,278	419,513
ConocoPhillips	16,819,140	707,413
Diamond Offshore Drilling, Inc.	2,118,400	175,933
Eni SpA[1]	4,225,000	100,197
Eni SpA (ADR)	770,000	36,506
Halliburton Co.	2,550,000	52,785
Hess Corp.	3,731,100	200,546
Marathon Oil Corp.	5,478,300	165,061
Royal Dutch Shell PLC, Class A (ADR)	16,470,000	826,629
Royal Dutch Shell PLC, Class B1	2,533,265	63,925
Royal Dutch Shell PLC, Class B (ADR)	2,925,498	148,791
Schlumberger Ltd.	18,174,999	983,449
TOTAL SA1	4,040,000	218,745
		4,719,944

MATERIALS — 1.99%
Air Products and Chemicals, Inc.	1,750,000	113,033
Alcoa Inc.	1,676,400	17,317
Barrick Gold Corp.	7,150,000	239,883
Dow Chemical Co.	2,450,000	39,543
MeadWestvaco Corp.	4,085,000	67,035
Monsanto Co.	440,200	32,724
Newmont Mining Corp.	4,790,000	195,767
Nucor Corp.	1,335,900	59,354
POSCO[1]	136,000	45,092
United States Steel Corp.	6,931,592	247,735
Weyerhaeuser Co.	300,000	9,129
		1,066,612

INDUSTRIALS — 9.98%
3M Co.	2,513,400	151,055
Boeing Co.	17,271,200	734,026
Burlington Northern Santa Fe Corp.	4,778,600	351,418
CSX Corp.	7,181,000	248,678
Cummins Inc.	3,880,000	136,615
Deere & Co.	7,550,000	301,623
FedEx Corp.	3,300,000	183,546
General Dynamics Corp.	8,395,800	465,043
General Electric Co.	38,145,000	447,059
Illinois Tool Works Inc.	6,400,000	238,976
Lockheed Martin Corp.	4,345,000	350,424
Mitsubishi Corp.[1]	1,065,000	19,558
Raytheon Co.	2,399,800	106,623
Siemens AG1	1,665,000	115,232
Southwest Airlines Co.	13,000,000	87,490
Textron Inc.	13,021,316	125,786
Tyco International Ltd.	4,347,700	112,953
Union Pacific Corp.	4,586,200	238,758
United Parcel Service, Inc., Class B	5,800,000	289,942
United Technologies Corp.	10,040,000	521,679
Waste Management, Inc.	4,000,000	112,640
		5,339,124

CONSUMER DISCRETIONARY — 7.85%
Best Buy Co., Inc.	6,472,300	216,757
Carnival Corp., units	9,450,000	243,527
Comcast Corp., Class A	11,000,000	159,390
Daimler AG1	960,000	34,724
Harley-Davidson, Inc.	4,825,000	78,213
Honda Motor Co., Ltd.[1]	3,560,200	97,477
Johnson Controls, Inc.	13,540,300	294,095
Limited Brands, Inc.[2]	20,934,943	250,591
Lowe’s Companies, Inc.	20,731,000	402,389
Mattel, Inc.	5,459,000	87,617
McDonald’s Corp.	2,250,000	129,353
McGraw-Hill Companies, Inc.	1,800,000	54,198
Staples, Inc.	8,100,000	163,377
Target Corp.	21,173,300	835,710
Time Warner Cable Inc.[3]	2,779,585	88,030
Time Warner Inc.	20,926,933	527,149
TJX Companies, Inc.	3,000,000	94,380
Toyota Motor Corp.[1]	11,725,000	443,232
		4,200,209

CONSUMER STAPLES — 11.17%
Altria Group, Inc.	23,795,000	390,000
Avon Products, Inc.	13,852,000	357,105
Coca-Cola Co.	5,365,000	257,466
ConAgra Foods, Inc.	5,521,100	105,232
General Mills, Inc.	1,960,000	109,799
H.J. Heinz Co.	2,750,000	98,175
Kellogg Co.	4,549,503	211,870
Kimberly-Clark Corp.	2,000,000	104,860
Kraft Foods Inc., Class A	13,644,168	345,743
Molson Coors Brewing Co., Class B	8,250,000	349,223
PepsiCo, Inc.	13,765,000	756,524
Philip Morris International Inc.	38,665,000	1,686,567
Procter & Gamble Co.	6,980,146	356,686
Reynolds American Inc.	2,666,666	102,987
Sara Lee Corp.	17,943,100	175,125
SYSCO Corp.	2,450,000	55,076
Walgreen Co.	11,401,100	335,192
Wal-Mart Stores, Inc.	3,725,000	180,439
		5,978,069

HEALTH CARE — 9.77%
Abbott Laboratories	9,310,000	437,942
Aetna Inc.	9,000,000	225,450
Amgen Inc.[3]	1,840,792	97,452
AstraZeneca PLC (ADR)	2,534,500	111,873
AstraZeneca PLC (Sweden)[1]	3,209,500	142,470
AstraZeneca PLC (United Kingdom)[1]	1,435,000	63,163
Bayer AG, non-registered shares[1]	950,000	50,995
Bristol-Myers Squibb Co.	8,515,000	172,940
Cardinal Health, Inc.	1,550,000	47,352
Eli Lilly and Co.	8,775,000	303,966
Johnson & Johnson	1,850,000	105,080
McKesson Corp.	700,000	30,800
Medtronic, Inc.	14,987,500	522,914
Merck & Co., Inc.	35,600,000	995,376
Novartis AG1	800,000	32,519
Novartis AG (ADR)	256,556	10,465
Pfizer Inc	26,945,000	404,175
Roche Holding AG1	4,702,500	640,093
Schering-Plough Corp.	13,086,300	328,728
UnitedHealth Group Inc.	10,000,000	249,800
WellPoint, Inc.[3]	5,000,000	254,450
		5,228,003

FINANCIALS — 4.35%
American International Group, Inc.	2,839,100	3,293
AXA SA1	5,095,418	96,300
Banco Santander, SA1	49,455,000	596,630
Banco Santander, SA (ADR)	3,300,000	39,930
Bank of America Corp.	32,799,382	432,952
Berkshire Hathaway Inc., Class A3	2,600	234,000
Capital One Financial Corp.	7,105,576	155,470
Citigroup Inc.	40,000,000	118,800
Credit Suisse Group AG (ADR)	1,070,000	48,931
Fifth Third Bancorp	3,022,358	21,459
HSBC Holdings PLC (ADR)	1,529,416	63,884
HSBC Holdings PLC (United Kingdom)[1]	4,869,240	40,403
JPMorgan Chase & Co.	8,590,000	293,005
PNC Financial Services Group, Inc.	1,200,000	46,572
Société Générale[1]	829,493	45,242
State Street Corp.	419,100	19,781
Washington Mutual, Inc.[4]	17,523,811	1,770
Washington Mutual, Inc.[1,4]	8,190,475	704
Wells Fargo & Co.	1,500,000	36,390
XL Capital Ltd, Class A	2,750,000	31,515
		2,327,031

INFORMATION TECHNOLOGY — 18.99%
Analog Devices, Inc.	2,300,000	56,994
Applied Materials, Inc.	6,450,000	70,756
Automatic Data Processing, Inc.	7,758,043	274,945
Canon, Inc.[1]	770,000	25,060
Cisco Systems, Inc.[3]	21,220,400	395,548
Corning Inc.	11,000,000	176,660
Flextronics International Ltd.[3]	19,750,000	81,172
Google Inc., Class A3	1,316,480	555,015
Hewlett-Packard Co.	18,900,000	730,485
HTC Corp.[1]	9,400,500	132,346
Intel Corp.	38,265,000	633,286
International Business Machines Corp.	5,535,000	577,965
KLA-Tencor Corp.	7,475,000	188,744
Linear Technology Corp.	7,600,000	177,460
Maxim Integrated Products, Inc.	6,295,000	98,768
Microsoft Corp.	82,348,100	1,957,414
Motorola, Inc.	14,320,800	94,947
Nokia Corp.[1]	18,000,000	262,602
Nokia Corp. (ADR)	5,652,400	82,412
Oracle Corp.	64,695,100	1,385,769
QUALCOMM Inc.	4,385,000	198,202
Samsung Electronics Co., Ltd.[1]	33,307	15,443
SAP AG1	4,192,900	168,986
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	286,216,974	476,026
Telefonaktiebolaget LM Ericsson, Class B1	3,070,571	30,030
Texas Instruments Inc.	24,065,000	512,584
Xerox Corp.	9,800,000	63,504
Xilinx, Inc.	8,650,000	176,979
Yahoo! Inc.[3]	35,732,100	559,565
		10,159,667

TELECOMMUNICATION SERVICES — 6.04%
AT&T Inc.	66,695,900	1,656,726
Deutsche Telekom AG1	750,000	8,861
France Télécom SA1	11,745,000	266,764
Qwest Communications International Inc.	73,780,000	306,187
Sprint Nextel Corp., Series 1[3]	16,557,000	79,639
Verizon Communications Inc.	29,770,400	914,844
		3,233,021

UTILITIES — 4.13%
Dominion Resources, Inc.	12,263,824	409,857
Exelon Corp.	13,360,600	684,196
FirstEnergy Corp.	5,743,500	222,561
FPL Group, Inc.	300,000	17,058
GDF Suez[1]	5,871,324	219,269
PPL Corp.	3,698,000	121,886
Public Service Enterprise Group Inc.	10,000,000	326,300
RWE AG1	2,620,000	206,768
		2,207,895

MISCELLANEOUS — 2.30%
Other common stocks in initial period of acquisition		1,235,105

Total common stocks (cost: $46,698,990,000)		45,694,680

Preferred stocks — 0.20%

FINANCIALS — 0.20%
BAC Capital Trust XIII 1.029%[5]	16,405,000	7,342
Citigroup Inc., Series E, 8.40%[5]	41,000,000	30,804
JPMorgan Chase & Co., Series I, 7.90%[5]	13,785,000	12,097
PNC Preferred Funding Trust I 6.517%[5,6]	14,900,000	8,044
PNC Preferred Funding Trust III 8.70%[5,6]	34,000,000	27,946
Wachovia Capital Trust III 5.80%[5]	13,305,000	7,986
Wells Fargo Capital XV 9.75%[5]	1,990,000	1,927
XL Capital Ltd., Series E, 6.50%[5]	21,250,000	10,425
		106,571

MISCELLANEOUS — 0.00%
Other preferred stocks in initial period of acquisition		152

Total preferred stocks (cost: $97,154,000)		106,723

Rights & warrants — 0.01%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 2013[1,3,4]	3,071,428	—

MISCELLANEOUS — 0.01%
Other rights & warrants in initial period of acquisition		6,026

Total rights & warrants (cost: $19,505,000)		6,026

	Shares or
Convertible securities — 0.72%	principal amount

CONSUMER DISCRETIONARY — 0.08%
Ford Motor Co. Capital Trust II 6.50% convertible preferred 2032	1,980,000	43,619

FINANCIALS — 0.48%
American International Group, Inc. 8.50% convertible preferred 2011, units	4,211,826	40,097
Citigroup Inc., Series D-1, 7.00% noncumulative convertible preferred[1]	5,250,000	215,896
Fannie Mae, Series 2004-1, 5.375% convertible preferred	820	820
Fannie Mae, Series 2008-1, 8.75% noncumulative convertible preferred	1,218,000	1,084
		257,897

TELECOMMUNICATION SERVICES — 0.09%
Qwest Communications International Inc. 3.50% convertible debenture 2025	$50,000,000	49,500

MISCELLANEOUS — 0.07%
Other convertible securities in initial period of acquisition		31,699

Total convertible securities (cost: $861,494,000)		382,715

	Principal amount	Value
Bonds & notes — 3.06%	(000)	(000)

ENERGY — 0.08%
Apache Corp. 6.90% 2018	$15,000	$17,203
Chevron Corp. 4.95% 2019	10,000	10,353
Williams Companies, Inc. 8.75% 2020[6]	14,375	15,012
		42,568

MATERIALS — 0.11%
BHP Billiton Finance (USA) Ltd. 5.50% 2014	14,660	15,743
Dow Chemical Co. 8.55% 2019	25,000	25,086
Dow Chemical Co. 9.40% 2039	9,940	10,258
Rio Tinto Finance (USA) Ltd. 5.875% 2013	10,000	10,071
		61,158

INDUSTRIALS — 0.22%
Burlington Northern Santa Fe Corp. 5.75% 2018	15,000	15,375
CSX Corp. 6.25% 2015	5,000	5,175
CSX Corp. 7.375% 2019	11,480	12,489
Honeywell International Inc. 3.875% 2014	5,205	5,310
Honeywell International Inc. 5.00% 2019	13,090	13,365
Lockheed Martin Corp. 7.65% 2016	1,870	2,196
Norfolk Southern Corp. 5.75% 2018	15,000	15,363
Norfolk Southern Corp. 5.90% 2019	5,000	5,192
PACCAR Inc, Series A, 6.875% 2014	5,000	5,481
Union Pacific Corp. 5.125% 2014	11,495	11,697
Union Pacific Corp. 6.125% 2020	15,000	15,590
Waste Management, Inc. 6.375% 2015	10,000	10,373
		117,606

CONSUMER DISCRETIONARY — 0.38%
Comcast Corp. 6.50% 2015	7,710	8,187
Comcast Corp. 6.30% 2017	20,120	21,329
Comcast Corp. 6.50% 2017	10,000	10,625
Hasbro, Inc. 6.125% 2014	11,250	11,577
Johnson Controls, Inc. 5.50% 2016	5,160	4,791
Kohl’s Corp. 6.25% 2017	7,500	7,725
Kohl’s Corp. 6.00% 2033	9,518	8,543
News America Inc. 6.90% 2019[6]	25,000	26,096
Staples, Inc. 7.75% 2011	4,695	4,967
Staples, Inc. 9.75% 2014	40,000	44,719
Time Warner Cable Inc. 8.25% 2019	15,320	17,412
Time Warner Inc. 5.875% 2016	20,000	19,739
Walt Disney Co. 5.50% 2019	15,000	15,752
		201,462

CONSUMER STAPLES — 0.18%
Altria Group, Inc. 9.25% 2019	13,600	15,297
British American Tobacco International Finance PLC 9.50% 2018[6]	15,000	17,659
Coca-Cola Co. 4.875% 2019	10,000	10,295
ConAgra Foods, Inc. 5.875% 2014	10,000	10,613
CVS Caremark Corp. 6.60% 2019	20,335	21,767
SYSCO Corp. 5.375% 2019	18,000	18,523
		94,154

HEALTH CARE — 0.31%
Abbott Laboratories 5.125% 2019	25,000	25,790
Aetna Inc. 5.75% 2011	1,961	2,051
Aetna Inc. 7.875% 2011	865	924
Cardinal Health, Inc. 6.75% 2011	7,020	7,393
Cardinal Health, Inc. 4.00% 2015	10,000	8,720
Cardinal Health, Inc. 5.80% 2016	14,625	14,177
Cardinal Health, Inc. 5.85% 2017	8,355	7,828
Novartis Securities Investment Ltd. 5.125% 2019	20,000	20,500
Pfizer Inc. 6.20% 2019	20,000	21,913
Roche Holdings Inc. 5.00% 2014[6]	10,000	10,529
Roche Holdings Inc. 6.00% 2019[6]	20,000	21,396
WellPoint, Inc. 5.875% 2017	15,000	14,704
WellPoint, Inc. 7.00% 2019	12,200	12,634
		168,559

FINANCIALS — 0.37%
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	15,000	15,523
American Express Co. 7.00% 2018	7,660	7,450
Bank of America Corp. 5.30% 2017	10,000	8,497
BNP Paribas 4.80% 2015[6]	100	80
Capital One Capital III 7.686% 2036[5]	11,665	8,341
Capital One Capital IV 6.745% 2037[5]	14,347	9,625
Capital One Financial Corp. 5.70% 2011	10,590	10,642
Capital One Financial Corp. 6.25% 2013	1,470	1,452
Capital One Financial Corp. 5.50% 2015	385	356
Capital One Financial Corp. 6.15% 2016	1,272	1,127
Capital One Financial Corp. 6.75% 2017	1,600	1,533
Citigroup Inc. 6.125% 2017	10,000	8,781
JPMorgan Chase & Co. 4.75% 2013	10,000	10,136
JPMorgan Chase & Co. 6.00% 2018	10,000	9,950
MetLife Global Funding 5.125% 2014[6]	7,000	6,953
Metropolitan Life Global Funding I, 5.125% 2013[6]	3,335	3,395
National City Corp. 5.80% 2017	1,350	1,287
National City Corp. 6.875% 2019	3,050	2,932
National City Preferred Capital Trust I 12.00% (undated)[5]	1,380	1,442
Northern Trust Corp. 4.625% 2014	5,650	5,812
PNC Funding Corp. 1.239% 2014[5]	10,000	9,036
PNC Funding Corp. 5.40% 2014	10,000	10,114
PNC Funding Corp., Series II, 6.113% (undated)[5,6]	5,000	2,599
Simon Property Group, LP 5.25% 2016	5,875	5,226
Simon Property Group, LP 6.10% 2016	1,625	1,519
Simon Property Group, LP 6.125% 2018	1,680	1,565
SLM Corp., Series A, 5.45% 2011	4,315	3,971
SLM Corp., Series A, 5.125% 2012	1,000	856
SLM Corp., Series A, 5.00% 2013	6,686	5,413
SLM Corp., Series A, 5.375% 2013	1,905	1,593
SLM Corp., Series A, 5.375% 2014	6,965	5,604
SLM Corp., Series A, 5.00% 2015	8,521	6,499
SLM Corp., Series A, 5.00% 2018	1,740	1,156
SLM Corp., Series A, 8.45% 2018	4,090	3,504
Wells Fargo & Co. 7.98% (undated)[5]	27,202	22,611
Wells Fargo Capital XIII 7.70% (undated)[5]	995	827
		197,407

INFORMATION TECHNOLOGY — 0.04%
Cisco Systems, Inc. 4.95% 2019	15,000	15,028
National Semiconductor Corp. 6.60% 2017	10,000	8,759
		23,787

TELECOMMUNICATION SERVICES — 0.16%
AT&T Inc. 4.85% 2014	15,000	15,574
AT&T Inc. 5.50% 2018	15,000	15,003
France Télécom 8.50% 2031	1,100	1,417
Nextel Communications, Inc., Series F, 5.95% 2014	17,075	13,532
Verizon Communications Inc. 5.55% 2014[6]	20,000	21,254
Vodafone Group PLC 5.375% 2015	6,000	6,128
Vodafone Group PLC 5.75% 2016	6,500	6,682
Vodafone Group PLC 5.625% 2017	7,500	7,629
		87,219

UTILITIES — 0.06%
FirstEnergy Corp., Series C, 7.375% 2031	7,995	7,566
PG&E Corp. 5.75% 2014	8,000	8,533
Progress Energy, Inc. 6.05% 2014	4,000	4,211
Progress Energy, Inc. 7.05% 2019	8,800	9,781
		30,091

MORTGAGE-BACKED OBLIGATIONS[7] — 0.88%
Fannie Mae 4.50% 2023	17,105	17,493
Fannie Mae 4.50% 2023	44,310	45,288
Fannie Mae 4.00% 2024	24,719	24,768
Fannie Mae 5.00% 2024	40,663	42,148
Fannie Mae 5.50% 2024	22,161	23,248
Fannie Mae 6.00% 2037	109,051	114,218
Fannie Mae 7.00% 2037	23,512	25,571
Fannie Mae 5.50% 2038	22,191	22,965
Freddie Mac 5.00% 2038	44,462	45,279
Freddie Mac 5.50% 2038	108,710	112,374
		473,352

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 0.27%
Fannie Mae 2.50% 2014	25,000	24,538
Federal Home Loan Bank 3.625% 2013	50,000	51,746
Freddie Mac 1.50% 2011	5,000	5,044
U.S. Treasury 0.875% 2011	10,000	10,006
U.S. Treasury 1.125% 2011	15,000	14,927
U.S. Treasury 1.75% 2014	10,000	9,720
U.S. Treasury 1.875% 2014	5,000	4,853
U.S. Treasury 4.125% 2015	10,000	10,670
U.S. Treasury 4.625% 2017	10,000	10,884
		142,388

Total bonds & notes (cost: $1,563,346,000)		1,639,751

Short-term securities — 10.69%

Abbott Laboratories 0.20%–0.23% due 7/13–8/12/2009[6]	65,500	65,493
Chevron Corp. 0.24% due 8/7/2009	50,000	49,987
Chevron Funding Corp. 0.22% due 7/10/2009	25,000	24,998
Citigroup Funding Inc., FDIC insured, 0.25%–0.27% due 7/27–8/11/2009	50,200	50,189
Coca-Cola Co. 0.25%–0.30% due 7/13–9/22/2009[6]	66,800	66,779
Fannie Mae 0.15%–0.40% due 7/1–12/29/2009	885,200	884,700
Federal Farm Credit Banks 0.18%-0.70% due 7/1–12/22/2009	62,900	62,838
Federal Home Loan Bank 0.16%–0.85% due 7/1/2009–6/8/2010	1,181,412	1,180,817
Federal Home Loan Bank 0.925% due 12/22/2009[5]	30,000	29,957
Freddie Mac 0.17%–0.75% due 7/6–12/7/2009	1,593,798	1,592,523
Johnson & Johnson 0.25% due 9/30/2009[6]	60,300	60,255
Jupiter Securitization Co., LLC 0.28% due 7/24/2009[6]	50,000	49,991
Medtronic Inc. 0.19% due 7/22/2009[6]	20,700	20,698
NetJets Inc. 0.22% due 8/20/2009[6]	15,700	15,695
Pfizer Inc 0.20%–0.34% due 7/8–12/28/2009[6]	256,400	256,256
Private Export Funding Corp. 0.35% due 7/16–7/23/2009[6]	55,000	54,994
Procter & Gamble International Funding S.C.A. 0.20% due 9/1–9/22/2009[6]	12,800	12,792
U.S. Treasury Bills 0.133%–0.532% due 7/2/2009–5/6/2010	1,207,770	1,207,165
Yale University 0.50% due 7/1/2009	32,500	32,499

Total short-term securities (cost: $5,718,744,000)		5,718,626

Total investment securities (cost: $54,959,233,000)		53,548,521
Other assets less liabilities		(35,681)

Net assets		$53,512,840

 “Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous," was $5,351,279,000, which represented 10.00% of the net assets of the fund. This amount includes $5,134,679,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2Represents an affiliated company as defined under the Investment Company Act of 1940.
3Security did not produce income during the last 12 months.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale.
 Further details on these holdings appear below.

	Acquisition date	Cost (000)	Value (000)	Percent of net assets

Washington Mutual, Inc.	4/8/2008	$145,487	$1,770	—%
Washington Mutual, Inc.	4/8/2008	67,743	704	—
Washington Mutual, Inc., warrants, expire 2013	4/8/2008	11,770	—	—

Total restricted securities		$225,000	$2,474	—%

5Coupon rate may change periodically.
6Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $763,916,000, which represented 1.43% of the net assets of the fund.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviation

ADR = American Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-904-0809O-S21439

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Chief Executive Officer

Date: September 4, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Chief Executive Officer

Date: September 4, 2009

By /s/ Carmelo Spinella
Carmelo Spinella, Treasurer and Principal Financial Officer

Date: September 4, 2009